Client Name:
Client Project Name:	BRAVO 2024-RPL1
Start - End Dates:	2/21/2018 - 1/31/2020
Deal Loan Count:	6

Loan Level Tape Compare Upload

Loans in Report	6

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
RPL1995	XXXXXX	Cash Reserves	XXXXXX	XXXXXX
RPL1994	XXXXXX	Cash Reserves	XXXXXX	XXXXXX
RPL1994	XXXXXX	Original Appraisal Date	XXXXXX	XXXXXX
RPL1326	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
RPL1326	XXXXXX	Origination Channel	Correspondent Flow without delegated underwriting	Correspondent Flow with delegated underwriting
RPL2008	XXXXXX	Borrower 1 Total Income	XXXXXX	XXXXXX
RPL2008	XXXXXX	Credit Report Date	XXXXXX	XXXXXX
RPL2008	XXXXXX	Debt to Income Ratio (Back)	22.6450	18.6667
RPL2008	XXXXXX	Original P&I	XXXXXX	XXXXXX
RPL2008	XXXXXX	Property Type	Detached PUD	SFR
RPL2008	XXXXXX	Representative Credit Score for Grading	667	680

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